TETON Convertible Securities Fund
Schedule of Investments—December 31, 2023 (Unaudited)
1
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS  — 94.1%
Automotive  — 1.6%
$ 250,000 Rivian Automotive Inc.,
3.625%, 10/15/30(a) ......................................... $ 308,275
Communications Equipment  — 2.4%
300,000 InterDigital Inc.,
3.500%, 06/01/27 .............................................. 440,820
Computer Software and Services  — 19.3%
700,000 Bandwidth Inc.,
0.250%, 03/01/26 .............................................. 582,785
400,000 CSG Systems International Inc.,
3.875%, 09/15/28(a) ......................................... 403,760
500,000 Edgio Inc.,
3.500%, 08/01/25 .............................................. 443,627
360,000 fuboTV Inc.,
3.250%, 02/15/26 .............................................. 264,600
200,000 Lumentum Holdings Inc.,
1.500%, 12/15/29(a) ......................................... 199,300
200,000 PagerDuty Inc.,
1.500%, 10/15/28(a) ......................................... 217,760
800,000 Perficient Inc.,
0.125%, 11/15/26 .............................................. 666,480
760,000 Progress Software Corp.,
1.000%, 04/15/26 .............................................. 804,460
30,000 Rapid7 Inc.,
1.250%, 03/15/29(a) ......................................... 33,489
3,616,261
Consumer Services  — 10.6%
500,000 Live Nation Entertainment Inc.,
3.125%, 01/15/29(a) ......................................... 569,050
400,000 Marriott Vacations Worldwide Corp.,
3.250%, 12/15/27 .............................................. 355,800
NCL Corp. Ltd.
100,000 5.375%, 08/01/25 .............................................. 128,800
223,000 1.125%, 02/15/27 .............................................. 204,736
400,000 Stride Inc.,
1.125%, 09/01/27 .............................................. 508,400
200,000 Uber Technologies Inc., Ser. 2028,
0.875%, 12/01/28(a) ......................................... 218,500
1,985,286
Energy and Utilities: Integrated  — 15.5%
528,000 Array Technologies Inc.,
1.000%, 12/01/28 .............................................. 521,268
100,000 Bloom Energy Corp.,
3.000%, 06/01/28(a) ......................................... 107,000
600,000 CMS Energy Corp.,
3.375%, 05/01/28(a) ......................................... 596,400
250,000 Duke Energy Corp.,
4.125%, 04/15/26(a) ......................................... 251,250
425,000 NextEra Energy Partners LP,
2.500%, 06/15/26(a) ......................................... 382,925
397,000 PG&E Corp.,
4.250%, 12/01/27(a) ......................................... 418,041
200,000 Stem Inc.,
4.250%, 04/01/30(a) ......................................... 146,200
700,000 Sunnova Energy International Inc.,
2.625%, 02/15/28 .............................................. 466,900
2,889,984
Principal
Amount
Market
Value
Energy and Utilities: Services  — 7.2%
$ 400,000 Northern Oil and Gas Inc.,
3.625%, 04/15/29 .............................................. $ 473,600
375,000 Ormat Technologies Inc.,
2.500%, 07/15/27 .............................................. 386,625
500,000 PPL Capital Funding Inc.,
2.875%, 03/15/28(a) ......................................... 486,750
1,346,975
Entertainment  — 2.7%
500,000 Liberty Media Corp.-Liberty Formula One,
2.250%, 08/15/27 .............................................. 509,713
Financial Services  — 6.8%
200,000 Bread Financial Holdings Inc.,
4.250%, 06/15/28(a) ......................................... 214,260
500,000 LendingTree Inc.,
0.500%, 07/15/25 .............................................. 417,500
750,000 SoFi Technologies Inc.,
Zero Coupon, 10/15/26(a) .............................. 634,875
1,266,635
Food and Beverage  — 1.5%
275,000 Post Holdings Inc.,
2.500%, 08/15/27 .............................................. 279,263
Health Care  — 10.6%
200,000 Amphastar Pharmaceuticals Inc.,
2.000%, 03/15/29(a) ......................................... 243,500
100,000 Coherus Biosciences Inc.,
1.500%, 04/15/26 .............................................. 56,719
350,000 CONMED Corp.,
2.250%, 06/15/27 .............................................. 351,540
100,000 Cytokinetics Inc.,
3.500%, 07/01/27 .............................................. 176,000
100,000 Dexcom Inc.,
0.375%, 05/15/28(a) ......................................... 102,900
50,000 Evolent Health Inc.,
3.500%, 12/01/29(a) ......................................... 58,550
500,000 Halozyme Therapeutics Inc.,
1.000%, 08/15/28 .............................................. 465,750
365,000 Invacare Corp., Escrow,
Zero Coupon, 05/08/28(b) .............................. 0
75,000 Merit Medical Systems Inc.,
3.000%, 02/01/29(a) ......................................... 83,363
400,000 TransMedics Group Inc.,
1.500%, 06/01/28(a) ......................................... 453,520
1,991,842
Real Estate Investment Trusts  — 1.2%
250,000 Redwood Trust Inc.,
7.750%, 06/15/27 .............................................. 230,469
Semiconductors  — 11.7%
400,000 Impinj Inc.,
1.125%, 05/15/27 .............................................. 437,520
400,000 indie Semiconductor Inc.,
4.500%, 11/15/27(a) ......................................... 482,800
400,000 ON Semiconductor Corp.,
0.500%, 03/01/29(a) ......................................... 427,000
500,000 Semtech Corp.,
1.625%, 11/01/27 .............................................. 429,750
600,000 Wolfspeed Inc.,
1.875%, 12/01/29 .............................................. 411,150
2,188,220

TETON Convertible Securities Fund
Schedule of Investments (Continued)—December 31, 2023 (Unaudited)
2
__________
Principal
Amount
Market
Value
CONVERTIBLE CORPORATE BONDS (Continued)
Telecommunications  — 2.5%
$ 500,000 Infinera Corp.,
2.500%, 03/01/27 .............................................. $ 458,899
Transportation  — 0.5%
100,000 Air Transport Services Group Inc.,
3.875%, 08/15/29(a) ......................................... 89,250
TOTAL CONVERTIBLE CORPORATE
BONDS ........................................................... 17,601,892
Shares
CONVERTIBLE PREFERRED STOCKS  — 1.3%
Health Care  — 1.3%
11,225 Invacare Holdings Corp., Ser. A,
9.000%(b) ......................................................... 252,563
MANDATORY CONVERTIBLE SECURITIES (c) — 3.1%
Diversified Industrial  — 2.1%
7,000 Chart Industries Inc., Ser. B,
6.750%, 12/15/25 .............................................. 389,060
Energy and Utilities: Integrated  — 1.0%
5,000 NextEra Energy Inc.,
6.926%, 09/01/25 .............................................. 190,600
TOTAL MANDATORY CONVERTIBLE
SECURITIES .................................................. 579,660
COMMON STOCKS  — 0.0%
Health Care  — 0.0%
5,023 Invacare Holdings Corp.†(b) ............................ 0
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.5%
$ 275,000 U.S. Treasury Bill,
5.281%††, 03/21/24 .......................................... 271,870
TOTAL INVESTMENTS — 100.0%
(Cost $18,461,376) ........................................... $ 18,705,985
(a) Securities exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yield at date of purchase.